Due to Prior Members	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Due to Prior Members [Abstract]
Due to Prior Members

7. Due to Prior Members

The Company acquired an investment in Leafline Industries, LLC (“Leafline”) in connection with the Theraplant Business Combination, a Minnesota-based medical cannabis cultivator, processor, and retailer. During negotiations of the final merger consideration for Theraplant, it was announced that Leafline would be acquired by GreenThumb Industries, Inc. (“GreenThumb”). The Company agreed to pay, as consideration for Theraplant, 50% of the proceeds for the investment in Leafline after receipt of the proceeds.

The Company determined the enterprise value of Leafline to be $161 thousand. The enterprise value is based on the merger consideration for Leafline. The Company acquired 1.52% of Leafline’s equity through the Theraplant acquisition. In connection with the business combination accounting, Management recorded the Leafline investment at its fair value of $2,259 thousand. Management included 50% of the fair value of the Leafline investment as consideration for Theraplant. Additionally, the Company has a $1,130 thousand liability for the portion of proceeds from the Leafline investment owed to the former shareholders of Theraplant.

On December 30, 2021, Leafline shareholders, including the Company, completed a sale to GreenThumb for a combination of cash and share consideration. GreenThumb is a publicly traded cannabis company and therefore, the Company has marked its investment to market based on the publicly traded stock price which resulted $1,475 thousand and $1,694 thousand of investment in GreenThumb as marketable securities on the Condensed Consolidated Balance Sheet as of March 31, 2022 and December 31, 2021, respectively. The GreenThumb marketable security is included as a level I financial instrument.

The Company revalued the shares in GreenThumb based on the stock price as of March 31, 2022, resulting in a decrease in value of $219 thousand. The Due to Prior members was reduced by $110 thousand for the former shareholders’ share of the investment. Refer to Note 9 for more information. As of March 31, 2022, the Company had received cash of $523 thousand with deferred cash consideration of $43 thousand still outstanding and included in Other Current Assets. Further, the Company has not remitted the consideration payment owed to the former shareholders of Theraplant including both cash and share consideration which has been included in Due to Prior Members on the consolidated balance sheet as of March 31, 2022.

7. Due to Prior Members

The Company acquired an investment in Leafline Industries, LLC (“Leafline”) in connection with the Theraplant Business Combination, a Minnesota-based medical cannabis cultivator, processor, and retailer. During negotiations of the final merger consideration for Theraplant, it was announced that Leafline would be acquired by GreenThumb Industries, Inc. (“GreenThumb”). The Company agreed to pay, as consideration for Theraplant, 50% of the proceeds for the investment in Leafline after receipt of the proceeds.

The Company determined the enterprise value of Leafline to be $161 thousand. The enterprise value is based on the merger consideration for Leafline. The Company acquired 1.52% of Leafline’s equity through the Theraplant acquisition. In connection with the business combination accounting, Management recorded the Leafline investment at its fair value of $2,259 thousand. Management included 50% of the fair value of the Leafline investment as consideration for Theraplant. Additionally, the Company has a $1,130 thousand liability for the portion of proceeds from the Leafline investment owed to the former shareholders of Theraplant.

On December 30, 2021, Leafline shareholders, including the Company, completed a sale to GreenThumb for a combination of cash and share consideration. GreenThumb is a publicly traded cannabis company and therefore, the Company has recorded $1,694 thousand of investment in GreenThumb as marketable securities on the consolidated balance sheet as of December 31, 2021, and have included the investment as a level I financial instrument. Refer to Note 9 for more information. As of December 31, 2021, the Company had not received the cash or deferred cash consideration of $565 thousand and has included in Other Current Assets. Further, the Company has not remitted the consideration payment owed to the former shareholders of Theraplant including both cash and share consideration which has been included in Due to Prior Members on the consolidated balance sheet as of December 31, 2021.